Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues
Operating lease revenue	$ 79,117	$ 128,623	$ 166,557	$ 233,875
Finance lease revenue	141	156	286	316
Gain on sale of aircraft	0	16,078	31,717	43,698
Interest and other income	704	2,176	2,957	3,847
Total revenues	79,962	147,033	201,517	281,736
Expenses
Depreciation	31,977	37,303	63,608	74,888
Interest expense	25,284	35,439	52,439	73,618
Selling, general and administrative	7,093	9,438	14,757	18,160
Provision for uncollectible operating lease receivables	2,000	0	2,000	0
Loss on derivatives	65	255	572	272
Fair value loss on marketable securities	1,083	0	10,495	0
Loss on extinguishment of debt	0	1,541	850	3,710
Maintenance and other costs	1,032	1,625	2,216	2,223
Total expenses	68,534	85,601	146,937	172,871
Net income before provision for income taxes	11,428	61,432	54,580	108,865
Provision for income taxes	1,822	7,382	6,902	9,850
Net income	$ 9,606	$ 54,050	$ 47,678	$ 99,015
Weighted average number of shares:
Basic (in shares)	30,481,069	32,053,830	30,623,455	32,341,674
Diluted (in shares)	30,481,069	32,187,115	30,623,455	32,396,717
Earnings per share:
Basic (in dollars per share)	$ 0.32	$ 1.69	$ 1.56	$ 3.06
Diluted (in dollars per share)	$ 0.32	$ 1.68	$ 1.56	$ 3.06